Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Operating Loss Carryforwards, Expiration Dates	expire beginning 2021 for both federal and state purposes.
Income Tax Examination, Likelihood of Unfavorable Settlement	greater than 50% likelihood
Operating Loss Carryforwards	$ 68,600,000	$ 59,800,000
Deferred Tax Assets, Valuation Allowance	$ 27,916,317	$ 24,352,574